Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 12,869	$ 12,540
Accumulated benefit obligation	13,704	15,870
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,869	12,540
Projected benefit obligation	13,976	16,268
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets
Accumulated benefit obligation	1,294	1,465
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets
Projected benefit obligation	1,341	1,549
International Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	1,309	2,776
Accumulated benefit obligation	3,348	5,056
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	2,499	6,432
Projected benefit obligation	$ 4,883	$ 9,194